UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

Item 1.    Schedule of Investments.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 163.9%
Equity Investments(1) — 163.9%
Midstream MLP — 148.6%
Antero Midstream Partners LP	57	$1,948
Arc Logistics Partners LP	366	5,476
Buckeye Partners, L.P.	145	10,020
Cheniere Energy Partners, L.P.	32	1,055
Crestwood Equity Partners LP	102	2,630
DCP Midstream, LP	274	10,736
Dominion Midstream Partners, LP	58	1,798
Dominion Midstream Partners, LP — Convertible Preferred Units(2)(3)(4)	106	3,427
Enbridge Energy Partners, L.P.	276	4,996
Energy Transfer Partners, L.P.(5)	938	35,462
EnLink Midstream Partners, LP	423	7,920
Enterprise Products Partners L.P.(6)	869	24,361
EQT Midstream Partners, LP	84	6,582
Global Partners LP	297	5,873
Magellan Midstream Partners, L.P.	62	4,837
Midcoast Energy Partners, L.P.	268	2,147
MPLX LP	383	14,244
NGL Energy Partners LP	287	6,360
ONEOK Partners, L.P.(7)(8)	591	30,973
PBF Logistics LP	234	4,865
Phillips 66 Partners LP	52	2,865
Plains All American Pipeline, L.P.(7)	387	12,422
Plains GP Holdings, L.P.(7)	70	2,301
Plains GP Holdings, L.P. — Plains AAP, L.P.(3)(7)(9)	345	11,331
Shell Midstream Partners, L.P.	186	6,084
Spectra Energy Partners, LP	103	4,603
Sprague Resources LP	99	2,702
Summit Midstream Partners, LP	120	2,857
Sunoco Logistics Partners L.P.(5)	604	15,303
Tallgrass Energy Partners, LP	227	12,131
TC PipeLines, LP	27	1,618
Tesoro Logistics LP	196	11,037
Western Gas Partners, LP	361	22,442
Western Gas Partners, LP — Convertible Preferred Units(2)(3)(10)	67	4,138
Williams Partners L.P.	819	32,989

		330,533

Midstream Company — 11.1%
Tallgrass Energy GP, LP	79	2,242
Targa Resources Corp.	396	22,349

		24,591

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Shipping MLP — 4.2%
Capital Product Partners L.P. — Class B Units(2)(3)(11)	606	$4,430
Golar LNG Partners LP	220	4,959

		9,389

Total Long-Term Investments — 163.9% (Cost — $294,606)		364,513

Debt		(73,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(25,000)
Deferred Income Tax Liability		(49,918)
Income Tax Receivable		11,548
Other Liabilities in Excess of Other Assets		(5,701)

Net Assets Applicable to Common Stockholders		$222,442

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Fair valued security.

(3)	The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2017, the aggregate value of restricted securities held by the Company was $23,326 (6.2% of total assets).

(4)	On December 1, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“DM Convertible Preferred Units”) from Dominion Midstream Partners, LP (“DM”). The DM Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.3135 per unit for the first two years and thereafter will pay the higher of (a) $0.3135 per unit or (b) the distribution that the DM Convertible Preferred Units would receive on an as converted basis. For the first two years, the distribution may be paid, at DM’s option, in cash or paid-in-kind units. After two years, the distribution will be paid in cash. The DM Convertible Preferred Units have a one-year lock-up through December 1, 2017. Holders of the DM Convertible Preferred Units may convert on a one-for-one basis to DM common units any time after December 1, 2018.

(5)	On April 26, 2017, Energy Transfer Partners, L.P. (“ETP”) and Sunoco Logistics Partners L.P. (“SXL”) voted to approve the previously announced unit-for-unit merger. The merger is expected to close on April 28, 2017.

(6)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(7)	The Company believes that it is an affiliate of Plains All American Pipeline, L.P. (“PAA”), Plains GP Holdings, L.P. (“PAGP”) and Plains AAP, L.P. (“PAGP-AAP”). The Company does not believe that it is an affiliate of ONEOK Partners, L.P. (“OKS”).

(8)	On February 21, 2017, ONEOK, Inc. (“OKE”) and OKS announced an agreement under which OKE will acquire all common units of OKS in a stock-for-unit transaction.

(9)	The Company’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2017, the Company’s PAGP-AAP investment is valued at PAGP’s closing price.

(10)	On April 15, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“WES Convertible Preferred Units”) from Western Gas Partners, LP (“WES”). The WES Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.68 per unit. During the first quarter of 2017, the Company entered into an early conversion agreement with WES (the “WES Conversion Agreement”) whereby the terms of the original purchase agreement were modified to allow the early conversion of the WES Convertible Preferred Units into common units on a one-for-one basis. Under the terms of the WES Conversion Agreement, fifty percent of the WES Convertible Preferred Units were converted into common units during the first quarter of 2017. The remaining fifty percent of the WES Convertible Preferred Units will convert into common units during the second quarter of 2017.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the first quarter.

From time to time, the Company’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2017, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments

Plains GP Holdings, L.P. — Plains AAP, L.P.(1)
Partnership Interests	(2)	(3)	345	$2,513	$11,331	$32.87	5.1%	3.0%

Level 3 Investments(4)

Capital Product Partners L.P.
Class B Units	(2)	(5)	606	$3,534	$4,430	$7.31	2.0%	1.2%
Dominion Midstream Partners, LP
Convertible Preferred Units	12/1/16	(5)	106	2,800	3,427	32.31	1.5	0.9
Western Gas Partners, LP
Convertible Preferred Units	4/15/16	(5)	67	2,107	4,138	61.59	1.9	1.1

Total				$8,441	$11,995		5.4%	3.2%

Total of all restricted securities				$10,954	$23,326		10.5%	6.2%

(1)	The Company values its investment in Plains AAP, L.P. (“PAGP-AAP”) on an “as exchanged” basis based on the higher public market value of either Plains GP Holdings, L.P. (“PAGP”) or Plains All American, L.P. (“PAA”). As of February 28, 2017, the Company’s PAGP-AAP investment is valued at PAGP’s closing price.

(2)	Security was acquired at various dates during prior fiscal years.

(3)	The Company’s investment in PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Company’s option. Upon exchange, the PAGP shares or PAA units will be freely tradable.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

At February 28, 2017, the cost basis of investments for federal income tax purposes was $214,590. At February 28, 2017, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$153,291
Gross unrealized depreciation	(3,368)

Net unrealized appreciation	$149,923

The cost basis for federal income tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at February 28, 2017, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		One or More Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$364,513	$341,187	$11,331	(1)	$11,995

(1)	The Company’s investment in Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2017, the Company’s PAGP-AAP investment is valued at PAGP’s closing price. The Company categorizes its investment as a Level 2 security for fair value reporting purposes.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 28, 2017. For the three months ended February 28, 2017, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2017.

Equity Investments
Balance — November 30, 2016	$12,033
Purchase	2,800
Transfers out to Level 1 and 2	(3,920)
Realized gains (losses)	—
Unrealized gains (losses), net	1,082

Balance — February 28, 2017	$11,995

The purchase of $2,800 relates to the Company’s investment in Dominion Midstream Partners, LP convertible preferred units (December 2016).

The transfers out of $3,920 relates to the Company’s investment in Western Gas Partners, LP convertible preferred units which were partially converted into common units during the first quarter of 2017. The Company utilizes the beginning of reporting period method for determining transfers between levels.

The $1,082 of unrealized gains relate to investments that are still held at the end of the reporting period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Company.

As of February 28, 2017 the Company did not have any derivative instruments outstanding.

The following table sets forth the effect of the Company’s derivative instruments on the Company’s operations:

		For the Three Months Ended February 28, 2017
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$—	$157

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2017, the Company had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Securities of MLPs (1)	90.7%
Largest single issuer	9.7%
Restricted securities	6.4%

(1)	Securities of MLPs consist of preferred and common units of private entities structured as limited partnerships and publicly traded energy-related master limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and their affiliates.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 27, 2017 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2.    Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule  30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	April 28, 2017

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 28, 2017